Condensed Consolidated Statements of Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 1,500	$ (1,500)	$ 46,701	$ 46,701
Balance, shares at Dec. 31, 2023	15,000,000
Net income (loss)			73,107	73,107
Dividend distribution			(10,025)	(10,025)
Balance at Dec. 31, 2024	$ 1,500	(1,500)	109,783	109,783
Balance, shares at Dec. 31, 2024	15,000,000
Net income (loss)			(79,190)	(79,190)
Dividend distribution			(8,524)	(8,524)
Balance at Mar. 31, 2025	$ 1,500	(1,500)	22,069	22,069
Balance, shares at Mar. 31, 2025	15,000,000
Balance at Dec. 31, 2024	$ 1,500	(1,500)	109,783	109,783
Balance, shares at Dec. 31, 2024	15,000,000
Common stock issued for cash	$ 5	36,465		36,470
Common stock issued for cash, shares	48,200
Common stock issued for service	$ 572	342,628		343,200
Common stock issued for service, shares	5,720,000
Net income (loss)			(1,923,792)	(1,923,792)
Dividend distribution			(17,259)	(17,259)
Cancellation of shares issued for services	$ (10)	(5,690)		(5,700)
Cancellation of shares issued for service, shares	(95,000)
Balance at Dec. 31, 2025	$ 2,067	371,903	(1,831,268)	(1,457,298)
Balance, shares at Dec. 31, 2025	20,673,200
Common stock issued for cash	$ 27	839,827		839,854
Common stock issued for cash, shares	271,780
Common stock issued for service	$ 11	524,990		525,001
Common stock issued for service, shares	105,000
Net income (loss)			(2,261,404)	(2,261,404)
Balance at Mar. 31, 2026	$ 2,105	$ 1,736,720	$ (4,092,672)	$ (2,353,847)
Balance, shares at Mar. 31, 2026	21,049,980